Note 13 - Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
	Goodwill	Brand	Technology 1	Customer relationships	Sales networks and affinity relationships	Other	Total
Cost:
Opening balance - April 1, 2017	$289,201	$31,154	$48,525	$-	$53,595	$-	$422,475
Acquisition of a subsidiary	14,699	-	1,409	17,387	-	347	33,842
Additions	-	-	30,938	-	-	-	30,938
Exchange differences	(3,227)	(949)	(471)	640	(1,632)	148	(5,491)
Ending balance, March 31, 2018	300,673	30,205	80,401	18,027	51,963	495	481,764

Accumulated amortization:
Opening balance - April 1, 2017	-	-	(27,641)	-	(36,847)	-	(64,488)
Amortization charge for the year	-	-	(8,924)	(1,309)	(6,466)	-	(16,699)
Exchange differences	-	-	256	-	1,093	-	1,349
Ending balance, March 31, 2018	-	-	(36,309)	(1,309)	(42,220)	-	(79,838)
Net book value, March 31, 2018	$300,673	$30,205	$44,092	$16,718	$9,743	$495	$401,926
	Gas contracts	Electricity contracts	Goodwill	Brand	Technology	Sales network and affinity relationships	Total
Cost:
Opening balance - April 1, 2016	$122,010	$320,185	$280,513	$30,423	$83,876	$160,243	$997,250
Retirements	(123,204)	(331,335)	-	-	(55,296)	(111,578)	(621,413)
Acquisition of a subsidiary	-	-	6,020	-	-	-	6,020
Additions	-	-	-	-	18,074	-	18,074
Exchange differences	1,194	11,150	2,668	731	1,871	4,930	22,544
Ending balance, March 31, 2017	-	-	289,201	31,154	48,525	53,595	422,475

Accumulated amortization:
Opening balance - April 1, 2016	(122,010)	(320,185)	-	-	(71,837)	(137,345)	(651,377)
Retirements	123,204	331,335	-	-	55,296	111,578	621,413
Amortization charge for the year	-	-	-	-	(9,329)	(6,612)	(15,941)
Exchange differences	(1,194)	(11,150)	-	-	(1,771)	(4,468)	(18,583)
Ending balance, March 31, 2017	-	-	-	-	(27,641)	(36,847)	(64,488)
Net book value, March 31, 2017	$-	$-	$289,201	$31,154	$20,884	$16,748	$357,987